Leases - Supplemental balance sheet information - Finance lease (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Leases
Property, plant and equipment, at cost	¥ 294,269
Accumulated depreciation	56,682
Property, plant and equipment, net	¥ 237,587
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net
Finance lease liabilities, noncurrent	¥ 366,883
Total lease liabilities	¥ 366,883